UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21098

Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

                                  REAL ESTATE

                                Income Fund Inc.

                              --------------------

                                [GRAPHIC OMITTED]

                                                              Annual Report
                                                              December 31, 2003

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

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1
Manager Overview ..........................................................    2
Schedule of Investments ...................................................    6
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statements of Changes in Net Assets .......................................   12
Notes to Financial Statements .............................................   13
Financial Highlights ......................................................   20
Independent Auditors' Report ..............................................   22
Financial Data ............................................................   23
Tax Information ...........................................................   23
Additional Shareholder Information ........................................   24
Dividend Reinvestment Plan ................................................   27

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Real estate investment trusts ("REITs")(i) enjoyed a very good year, with each of the sector's major indices posting double-digit total returns. As the economic outlook improved during the year, the flow of capital into the REIT market continued to accelerate, benefiting stock prices. The fund's strongly positive performance was primarily attributable to good results from its holdings in the retail, healthcare and triple net lease sectors.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 14, 2004


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   1

================================================================================
                                MANAGER OVERVIEW
================================================================================

Performance Review

During the 12 months ended December 31, 2003, the fund returned 39.42%, based on its New York Stock Exchange ("NYSE") market price and 45.12% based on its net asset value ("NAV")(ii) per share. In comparison, the fund's Lipper sector equity closed-end funds category average was 32.91% over the same time frame.(iii) Please note that Lipper performance returns are based on each fund's NAV.

During the 12-month period, the fund distributed dividends to shareholders totaling $1.66 per share. Past performance is not indicative of future results.

--------------------------------------------------------------------------------

                                FUND PERFORMANCE
                            AS OF DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                   12 Month
                  Price Per Share                Total Return
--------------------------------------------------------------------------------
                   $18.21 (NAV)                     45.12%
--------------------------------------------------------------------------------
                   $17.57 (NYSE)                    39.42%
--------------------------------------------------------------------------------

Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares.

--------------------------------------------------------------------------------

During 2003, REITs produced some of their strongest total returns in well over a decade. Investors may have been attracted to the diversification benefits and stable dividend yields(iv) REITs continued to provide, and foreign investors, particularly in Japan, showed increased interest in U.S. REITs. In addition, several REITs were added to various S&P indices during the year, which, in our view helped support asset flows into the sector. Despite the strong performance of REITs in 2003, we believe that real estate market fundamentals generally remained weak.


--------------------------------------------------------------------------------
2                                                             2003 Annual Report

The fund's performance in 2003 was driven primarily by solid results from its holdings in the retail, healthcare and triple net lease sectors. Within the retail sector, The Macerich Co. was among the fund's top performers, as leasing within the company's redevelopment pipeline is well ahead of schedule. The healthcare sector was led by Senior Housing Properties Trust, which benefited from improving business fundamentals for nursing home operators. Within the triple net lease sector, iStar Financial Inc. performed well as management gained investor credibility by developing creative financing solutions for its clients. Triple net lease companies lease to tenants under leases that require the tenant to pay property taxes, insurance and maintenance in addition to rent.

On the other hand, the hotel and diversified sectors provided the least attractive returns during 2003. For example, Hospitality Properties Trust posted a return of approximately 25%, yet it lagged behind the fund's overall returns for 2003, primarily because many investors shifted their focus away from companies that favor more stable cash flows toward companies that are more leveraged toward improving hotel fundamentals. Crescent Real Estate Equities Co., a diversified REIT, also posted only a modestly positive return amid lower-than-expected earnings and continued weakness in the Dallas office market.

Despite the fund's strong gains during the reporting period, we made only minor changes to its composition over the course of the year. Those adjustments were designed to keep the fund well positioned to provide attractive current income and solid risk-adjusted returns while maintaining a diversified portfolio of real estate securities with exposure to all of the major property types.

Looking for Additional Information?

The fund is traded under the symbol "RIT" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XRITX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly allocation press release that can be found on most major financial web sites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price and other information.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   3

Thank you for your investment in the Real Estate Income Fund Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Matthew A. Troxell


Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.
January 14, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: HRPT Properties Trust (8.47%), CarrAmerica Realty Corp. (6.27%), Healthcare Realty Trust Inc. (4.97%), Hospitality Properties Trust (4.42%), Senior Housing Properties Trust (4.37%), Camden Property Trust (4.18%), Health Care Property Investors, Inc. (4.09%), iStar Financial Inc. (3.86%), Highwoods Properties, Inc. (3.85%), Apartment Investment and Management Co. (3.76%). Please refer to pages 6 through 9 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

(i) Real Estate Investment Trusts invest in real estate or loans secured by real estate and issue shares in such investments, which can be illiquid.

(ii) NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.

(iii) Lipper, Inc. is a major independent mutual-fund tracking organization. The return is based on the 12-month period ended December 31, 2003, calculated among the 26 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

(iv) Dividend yield is determined by dividing a stock's annual cash dividend by the current market price per share.


--------------------------------------------------------------------------------
4                                                             2003 Annual Report

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Take Advantage of the Fund's Dividend Reinvestment Plan!

      As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A description of the Fund's Plan begins on page 27. Below is a short summary of how the Plan works.

Plan Summary

      If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

      The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds 98% of the net asset value ("NAV") per share on the date of determination, you will be issued shares at a price equal to the greater of (a) 98% of the NAV per share at the close of trading on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

      If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock on the determination date, the Plan Agent will buy common stock for your account in the open market or on the New York Stock Exchange.

      If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Plan Agent will attempt to cancel any remaining orders and the Fund will issue the remaining dividend or distribution in shares at the greater of 98% of the NAV per share at the close of trading on the Exchange on the determination date or 95% of their current market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

      To find out more detailed information about the Plan and about how you can participate, please call American Stock Transfer & Trust Company at 1-877-366-6441.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   5

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 2003
--------------------------------------------------------------------------------

  SHARES                          SECURITY                              VALUE
================================================================================
COMMON STOCK -- 69.0%
Apartments -- 10.3%
 70,000     Apartment Investment and Management Co.,
              Class A Shares                                        $  2,415,000
 36,500     Archstone-Smith Trust                                      1,021,270
190,000     Camden Property Trust                                      8,417,000
185,000     Gables Residential Trust                                   6,426,900
100,000     Mid-America Apartment Communities, Inc.                    3,358,000
235,000     Summit Properties Inc.                                     5,644,700
--------------------------------------------------------------------------------
                                                                      27,282,870
--------------------------------------------------------------------------------
Diversified -- 4.8%
 75,000     Crescent Real Estate Equities Co.                          1,284,750
200,000     iStar Financial Inc.                                       7,780,000
190,000     Lexington Corporate Properties, Inc.                       3,836,100
--------------------------------------------------------------------------------
                                                                      12,900,850
--------------------------------------------------------------------------------
Healthcare -- 8.7%
 87,000     Health Care Property Investors, Inc.                       4,419,600
280,000     Healthcare Realty Trust Inc.                              10,010,000
511,700     Senior Housing Properties Trust                            8,816,591
--------------------------------------------------------------------------------
                                                                      23,246,191
--------------------------------------------------------------------------------
Home Financing -- 1.0%
108,500     Municipal Mortgage & Equity, LLC                           2,685,375
--------------------------------------------------------------------------------
Industrial -- 3.4%
185,000     EastGroup Properties, Inc.                                 5,990,300
161,700     First Potomac Realty Trust*                                3,030,258
--------------------------------------------------------------------------------
                                                                       9,020,558
--------------------------------------------------------------------------------
Industrial/Office - Mixed -- 5.3%
  2,000     Bedford Property Investors, Inc.                              57,260
207,000     Kilroy Realty Corp.                                        6,779,250
190,000     Liberty Property Trust                                     7,391,000
--------------------------------------------------------------------------------
                                                                      14,227,510
--------------------------------------------------------------------------------
Lodging/Resorts -- 2.3%
146,000     Hospitality Properties Trust                               6,026,880
--------------------------------------------------------------------------------
Office -- 16.0%
203,000     Arden Realty Group, Inc.                                   6,159,020
177,000     CarrAmerica Realty Corp.                                   5,271,060
 72,000     Glenborough Realty Trust Inc.                              1,436,400
260,000     Highwoods Properties, Inc.                                 6,604,000
848,700     HRPT Properties Trust                                      8,563,383
161,000     Mack-Cali Realty Corp.                                     6,700,820
 50,000     Maguire Properties, Inc.                                   1,215,000
200,000     Prentiss Properties Trust                                  6,598,000
--------------------------------------------------------------------------------
                                                                      42,547,683
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                                             2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2003
--------------------------------------------------------------------------------

  SHARES                          SECURITY                              VALUE
================================================================================
Regional Malls -- 4.1%
196,000     Glimcher Realty Trust                                   $  4,386,480
148,100     The Macerich Co.                                           6,590,450
--------------------------------------------------------------------------------
                                                                      10,976,930
--------------------------------------------------------------------------------
Retail - Free Standing -- 1.5%
221,900     Commercial Net Lease Realty, Inc.                          3,949,820
--------------------------------------------------------------------------------
Shopping Centers -- 9.5%
250,000     Borealis Retail Real Estate Investment Trust+              2,257,515
330,000     Cedar Shopping Centers Inc.*                               4,098,600
105,000     Equity One, Inc.                                           1,772,400
233,000     Heritage Property Investment Trust                         6,628,850
187,000     New Plan Excel Realty Trust, Inc.                          4,613,290
135,000     Ramco-Gershenson Properties Trust                          3,820,500
 52,000     Tanger Factory Outlet Centers, Inc.                        2,116,400
--------------------------------------------------------------------------------
                                                                      25,307,555
--------------------------------------------------------------------------------
Specialty -- 2.1%
 30,000     American Financial Realty Trust                              511,500
 25,000     Correctional Properties Trust                                720,000
127,000     Entertainment Properties Trust                             4,408,170
--------------------------------------------------------------------------------
                                                                       5,639,670
--------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $141,869,830)                                   183,811,892
================================================================================
PREFERRED STOCK -- 30.4%
Apartments -- 2.6%
            Apartment Investment and Management Co.:
 75,000       9.375% Cumulative, Class G                               2,029,500
115,000       10.000% Cumulative, Class R                              3,124,550
 60,000     United Dominion Realty Trust, Inc.,
              8.600% Cumulative Redeemable, Series B                   1,644,000
--------------------------------------------------------------------------------
                                                                       6,798,050
--------------------------------------------------------------------------------
Diversified -- 1.1%
109,400     Crescent Real Estate Equities Co., 9.500% Cumulative
              Redeemable, Series B                                     3,068,670
--------------------------------------------------------------------------------
Healthcare -- 1.4%
150,000     Health Care Property Investors, Inc.,
              7.100% Cumulative Redeemable, Series F                   3,825,000
--------------------------------------------------------------------------------
Industrial -- 0.9%
 75,000     Keystone Property Trust, 9.125% Cumulative
              Redeemable, Series D                                     2,034,750
 10,000     ProLogis Trust, 7.920% Cumulative Redeemable, Series D       250,300
--------------------------------------------------------------------------------
                                                                       2,285,050
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2003
--------------------------------------------------------------------------------

  SHARES                          SECURITY                              VALUE
================================================================================
Industrial/Office - Mixed -- 1.7%
 90,000     Bedford Property Investors, Inc., 8.750% Cumulative
              Redeemable, Series A+                                 $  4,604,067
--------------------------------------------------------------------------------
Lodging/Resorts -- 4.6%
220,000     Boykin Lodging Co., 10.500% Cumulative, Class A            6,336,000
 90,000     FelCor Lodging Trust Inc., 9.000% Cumulative
              Redeemable, Series B                                     2,255,400
105,000     Hospitality Properties Trust, 8.875% Cumulative
              Redeemable, Series B                                     2,887,500
 26,000     LaSalle Hotel Properties, 10.250% Cumulative
              Redeemable, Series A                                       742,300
--------------------------------------------------------------------------------
                                                                      12,221,200
--------------------------------------------------------------------------------
Office -- 6.4%
275,000     CarrAmerica Realty Corp., 7.500% Cumulative
              Redeemable, Series E                                     7,356,250
 45,800     Highwoods Properties, Inc., 8.000% Cumulative
              Redeemable, Series B                                     1,156,908
            HRPT Properties Trust:
255,600       8.750% Cumulative Redeemable, Series B                   7,118,460
 50,000       9.875% Cumulative Redeemable, Series A                   1,397,000
--------------------------------------------------------------------------------
                                                                      17,028,618
--------------------------------------------------------------------------------
Regional Malls -- 3.0%
 85,000     Glimcher Realty Trust, 8.750% Cumulative Redeemable,
              Series F                                                 2,271,098
            The Mills Corp.:
 35,000       8.750% Cumulative Redeemable, Series E                     962,500
 91,700       9.000% Cumulative Redeemable, Series B                   2,525,418
  6,000     Pennsylvania Real Estate Investment Trust, 11.000%
              Sr. Cumulative                                             366,000
 32,700     Simon Property Group, Inc., 7.890%, Cumulative
              Step-Up Premium Rate, Series G                           1,783,174
--------------------------------------------------------------------------------
                                                                       7,908,190
--------------------------------------------------------------------------------
Retail - Free Standing -- 0.9%
 85,000     Commercial Net Lease Realty, Inc., 9.000% Sr.
              Cumulative, Series A                                     2,329,000
--------------------------------------------------------------------------------
Self Storage -- 0.3%
 35,000     Public Storage, Inc., 8.000% Cumulative, Series R            942,900
--------------------------------------------------------------------------------
Shopping Centers -- 6.8%
            Developers Diversified Realty Corp.:
 25,000       8.000% Cumulative Redeemable, Class G                      674,500
130,000       8.600% Cumulative Redeemable, Class F                    3,471,000
131,000     Federal Realty Investment Trust, 8.500% Cumulative
              Redeemable, Series B                                     3,602,500
 75,000     New Plan Excel Realty Trust, Inc., 7.625% Cumulative
              Redeemable, Series E                                     2,000,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                                             2003 Annual Report

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2003
--------------------------------------------------------------------------------

  SHARES                          SECURITY                              VALUE
================================================================================
Shopping Centers -- 6.8% (continued)
 65,000     Ramco-Gershenson Properties Trust,
              9.500% Cumulative Redeemable, Series B                $  1,823,250
 63,000     Urstadt Biddle Properties Inc., 8.500% Sr.
              Cumulative Redeemable, Series C+                         6,453,562
--------------------------------------------------------------------------------
                                                                      18,025,062
--------------------------------------------------------------------------------
Specialty -- 0.7%
 70,000     Capital Automotive REIT, 7.500% Cumulative
              Redeemable, Series A                                     1,787,191
--------------------------------------------------------------------------------
            TOTAL PREFERRED STOCK
            (Cost -- $75,349,391)                                     80,822,998
================================================================================
   FACE
  AMOUNT                          SECURITY                              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
$1,489,000  Merrill Lynch & Co., Inc., 0.820% due 1/2/04;
              Proceeds at maturity -- $1,489,068; (Fully
              collateralized by U.S. Treasury Notes and Bonds,
              6.125% to 8.125% due 8/15/07 to 2/15/23; Market
              value -- $1,518,784) (Cost -- $1,489,000)                1,489,000
================================================================================
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $218,708,221**)                                $266,123,890
================================================================================

*     Non-income producing security.

+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

**    Aggregate cost for Federal income tax purposes is $218,736,882.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 2003
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $218,708,221)                             $ 266,123,890
    Cash                                                                               838
    Dividends and interest receivable                                            1,601,485
    Receivable for securities sold                                                 144,877
    Prepaid expenses                                                                 1,467
-------------------------------------------------------------------------------------------
    Total Assets                                                               267,872,557
-------------------------------------------------------------------------------------------
LIABILITIES:
    Unrealized depreciation of open interest rate swap contracts (Note 6)        1,010,178
    Management fee payable                                                         131,227
    Payable for securities purchased                                                57,220
    Interest payable on swap contracts (Note 6)                                     36,470
    Dividends payable to Taxable Auction Rate Preferred Stockholders                 2,371
    Accrued expenses                                                               112,429
-------------------------------------------------------------------------------------------
    Total Liabilities                                                            1,349,895
-------------------------------------------------------------------------------------------
Series M Taxable Auction Rate Preferred Stock (2,600 shares authorized,
    issued and outstanding at $25,000 per share) (Note 5)                       65,000,000
-------------------------------------------------------------------------------------------
Total Net Assets                                                             $ 201,522,662
===========================================================================================
NET ASSETS:
    Par value of capital shares                                              $      11,069
    Capital paid in excess of par value                                        154,384,803
    Undistributed net investment income                                            749,769
    Accumulated net realized loss from investment transactions                     (28,661)
    Net unrealized appreciation of investments, foreign currencies
      and swap contracts                                                        46,405,682
-------------------------------------------------------------------------------------------
Total Net Assets
    (Equivalent to $18.21 per share on 11,069,242 capital shares of $0.001
    par value outstanding; 100,000,000 capital shares authorized)            $ 201,522,662
===========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                                            2003 Annual Report

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                        $ 13,239,004
  Interest                                                               30,260
  Less: Foreign withholding tax                                         (13,107)
--------------------------------------------------------------------------------
  Total Investment Income                                            13,256,157
--------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                             2,132,730
  Auction participation fees (Note 5)                                   170,684
  Audit and legal                                                       125,814
  Shareholder communications                                             94,044
  Directors' fees                                                        53,850
  Stock exchange listing fees                                            35,285
  Custody                                                                20,493
  Shareholder servicing fees                                             16,679
  Rating agency fees                                                     11,000
  Other                                                                   8,500
--------------------------------------------------------------------------------
  Total Expenses                                                      2,669,079
  Less: Management fee waiver (Note 2)                                 (758,304)
--------------------------------------------------------------------------------
  Net Expenses                                                        1,910,775
--------------------------------------------------------------------------------
Net Investment Income                                                11,345,382
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FOREIGN CURRENCIES AND SWAP CONTRACTS (NOTES 3 AND 6):
  Net Realized Gain From:
    Investment transactions and swap contracts                        4,538,150
    REIT distributions                                                  884,536
    Foreign currency transactions                                        16,511
--------------------------------------------------------------------------------
  Net Realized Gain                                                   5,439,197
--------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                            48,936,469
--------------------------------------------------------------------------------
Net Gain on Investments, Foreign Currencies and Swap Contracts       54,375,666
--------------------------------------------------------------------------------
Dividends Paid to Taxable Auction Rate Preferred Stockholders
  From Net Investment Income                                           (826,346)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 64,894,702
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003
and the Period Ended December 31, 2002

                                                                         2003            2002+#
===================================================================================================
OPERATIONS:
   Net investment income                                            $  11,345,382    $   4,046,618
   Net realized gain                                                    5,439,197          599,370
   Change in net unrealized appreciation (depreciation)                48,936,469       (2,467,433)
   Dividends Paid to Taxable Auction Rate
     Preferred Stockholders from net investment income                   (826,346)        (281,955)
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                              64,894,702        1,896,600
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
   Net investment income                                               (8,815,072)      (3,319,261)
   Net realized gains                                                  (6,785,795)        (745,891)
   Capital                                                             (2,589,027)        (491,641)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions Paid to
     Common Stock Shareholders                                        (18,189,894)      (4,556,793)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Underwriting commissions and offering expenses for the
     issuance of Taxable Auction Rate Preferred Stock (Note 5)             13,177         (953,750)
   Net proceeds from sale of shares                                            --      152,956,500
   Net asset value of shares issued for reinvestment of dividends       4,417,073          945,047
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                  4,430,250      152,947,797
---------------------------------------------------------------------------------------------------
Increase in Net Assets                                                 51,135,058      150,287,604
NET ASSETS:
   Beginning of year                                                  150,387,604          100,000
---------------------------------------------------------------------------------------------------
   End of year*                                                     $ 201,522,662    $ 150,387,604
===================================================================================================
* Includes undistributed net investment income of:                  $     749,769    $   1,446,853
===================================================================================================

+     For the period July 31, 2002 (commencement of operations) to December 31,
      2002.

# Certain amounts have been reclassified among net investment income, net realized gains and net unrealized depreciation in order to conform to current year presentation of swap contracts and REIT distributions. These reclassifications had no impact on the net assets of the Fund or the amount and character of distributions (Note 1).

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                                            2003 Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Real Estate Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; however, when a significant event occurs subsequent to the time a value was so established and is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; (c) fixed-income securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividend income is recorded by the Fund on the ex-dividend date; the Fund pays dividends to shareholders monthly from net investment income and capital gains, if any, at least annually. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) interest income, adjusted for amortization of premium and accretion of discount, is recorded by the Fund on an accrual basis;
(h) dividends and distributions to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of common stock. The holders of the Taxable Auction Rate Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held weekly and out of funds legally available to shareholders; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) in accordance with


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  13

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book/tax basis differences relating to shareholder distributions and other permanent book/tax differences are reclassified to paid-in capital. In addition, the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; (k) the Fund's policy is to pass through to its shareholders substantially all REIT distributions and other income it receives, less operating expenses. The character of REIT distributions received from portfolio securities held by the Fund is generally comprised of investment income, short- and long-term capital gains, and return of REIT capital. At December 31, 2003, the Fund estimated these amounts within the Statement of Operations since the information is not available from the REITs until after the Fund's fiscal year ends. The character of distributions paid to shareholders is disclosed within the Statement of Changes and is also based on these estimates. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099 received to date. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, the Fund adjusts to actual, estimates previously recorded; (l) the Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(m) the net asset value of the Fund's Common Stock is determined no less frequently than the close of business on the Fund's last business day of each week (generally Friday). It is determined by dividing the value of the Fund's net assets by the total number of Common Shares outstanding; (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ; (o) as a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations; and (p) certain amounts in the 2002 statement of changes in net assets and financial highlights have been reclassified to conform to current year presentation of swap contracts and distributions received from REIT investments.


--------------------------------------------------------------------------------
14                                                            2003 Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

2. Management Agreement and Other Transactions

Citi Fund Management Inc. ("CFM"), an affiliate of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Fund. The Fund pays CFM a management fee calculated at an annual rate of 0.90% of the Fund's Managed Assets (which includes assets attributable to Fund Preferred Shares). This fee is calculated daily and paid monthly.

In addition, CFM has contractually agreed to waive a portion of its management fee in the amount of 0.32% of the Fund's Managed Assets through July 31, 2007, 0.20% of Managed Assets for the 12-month period ending July 31, 2008, and 0.10% of Managed Assets for the 12-month period ending July 31, 2009. The waiver will be eliminated on August 1, 2009. For the year ended December 31, 2003, CFM waived a portion of its management fee amounting to $758,304.

CFM has entered into a sub-investment advisory agreement with AEW Management and Advisors, L.P. ("AEW"). AEW is primarily responsible for overseeing the day-to-day investment operations of the Fund. CFM pays AEW a fee at an annual rate equal to: (a) for the first 5 years of the Fund's operation, 0.40% of the first $100 million of the Fund's Managed Assets (which includes assets attributable to Preferred shares), 0.35% of the next $100 million of the Fund's Managed Assets and 0.30% of the Fund's Managed Assets in excess of $200 million; and (b) starting 5 years after the commencement of the Fund's operations, 50% of the management fee paid by the Fund to CFM net of any waivers. For the year ended December 31, 2003, AEW waived a portion of their fees pending recoupment of certain costs incurred by CFM in connection with the initial public offering of the Fund.

For the year ended December 31, 2003, Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), an indirect wholly-owned subsidiary of Citigroup, received brokerage commissions of $9,495.

All officers but one and one Director of the Fund are employees of Citigroup or its affiliates.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  15

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $63,882,889
--------------------------------------------------------------------------------
Sales                                                                 64,020,423
================================================================================

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 47,712,541
Gross unrealized depreciation                                          (325,533)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 47,387,008
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day),at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Taxable Auction Rate Preferred Stock

The underwriting discount of $650,000 and offering expenses of $303,750 associated with the Taxable Auction Rate Preferred Stock ("TARPS") offering were recorded as a reduction of the capital paid in excess of par value of common stock. The TARPS' dividends are cumulative at a rate determined at an auction and the dividend period is typically seven days. The dividend rates ranged from 1.03% to 1.46% for the year ended December 31, 2003. At December 31, 2003, the current dividend rate was 1.30%.

The Fund is required to maintain certain asset coverages with respect to the TARPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the TARPS at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends in order to meet the applicable requirement. The TARPS have a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. Additionally, failure to meet the foregoing asset coverage requirements would restrict the Fund's ability to pay dividends to common shareholders.


--------------------------------------------------------------------------------
16                                                            2003 Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

CGM also currently acts as a broker/dealer in connection with the auction of TARPS. After each auction, the auction agent will pay to each participating broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the TARPS that the broker/dealer places at the auction. For the year ended December 31, 2003, CGM earned $162,684 as a participating broker/dealer.

6. Swap Contracts

The Fund has entered into interest rate swap agreements with Merrill Lynch Capital Services, Inc. The Fund will record the difference between a predetermined fixed interest rate and the closing value on the One-Month LIBOR. These differences are netted out in a cash settlement made monthly, with the Fund receiving or paying, as the case may be, only the net amount of the two differences. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty.

As of December 31, 2003, the Fund held the following interest rate swap agreements:

Swap Counterparty:                         Merrill Lynch Capital Services, Inc.
Effective Date:                            11/25/02
Notional Amount:                           $6,500,000
Payments Made by Fund:                     Fixed Rate, 2.9325%
Payments Received by Fund:                 Floating Rate (One-Month LIBOR)
Termination Date:                          11/25/05
Unrealized Depreciation as of 12/31/03:    $(114,868)
                                           ==========

Swap Counterparty:                         Merrill Lynch Capital Services, Inc.
Effective Date:                            11/25/02
Notional Amount:                           $26,000,000
Payments Made by Fund:                     Fixed Rate, 3.6335%
Payments Received by Fund:                 Floating Rate (One-Month LIBOR)
Termination Date:                          11/25/07
Unrealized Depreciation as of 12/31/03:    $(522,688)
                                           ==========

Swap Counterparty:                         Merrill Lynch Capital Services, Inc.
Effective Date:                            11/25/02
Notional Amount:                           $19,500,000
Payments Made by Fund:                     Fixed Rate, 4.1170%
Payments Received by Fund:                 Floating Rate (One-Month LIBOR)
Termination Date:                          11/25/09
Unrealized Depreciation as of 12/31/03:    $(372,622)
                                           ==========

At December 31, 2003, the Fund had total unrealized depreciation of $1,010,178 from swap contracts.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  17

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Capital Shares

Capital stock transactions were as follows:

                                       Year Ended                        Period Ended
                                    December 31, 2003                 December 31, 2002+
                                 -----------------------         --------------------------
                                  Shares         Amount              Shares        Amount
-------------------------------------------------------------------------------------------
Shares sold                           --              --         10,706,995    $152,956,500
Shares issued on reinvestment    292,538      $4,417,073             69,709         945,047
-------------------------------------------------------------------------------------------
Net Increase                     292,538      $4,417,073         10,776,704    $153,901,547
-------------------------------------------------------------------------------------------

+     For the period July 31, 2002 (commencement of operations) to December 31,
      2002.

8. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the period ended December 31 was:

                                                   2003                  2002
================================================================================
Ordinary income                                $12,323,327            $3,990,089
Long term capital gains                          4,103,886               357,018
Capital                                          2,589,027               491,641
--------------------------------------------------------------------------------
Total                                          $19,016,240            $4,838,748
================================================================================

The tax basis components of distributable earnings at December 31 were:

                                                  2003                  2002
================================================================================
Unrealized appreciation (depreciation)       $46,377,021           $(2,532,422)
================================================================================

For the years ended December 31, 2003 and December 31, 2002, the differences between book basis and tax basis unrealized appreciation (depreciation) were attributable primarily to wash sale loss deferrals.


--------------------------------------------------------------------------------
18                                                            2003 Annual Report

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

9. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is American Stock Transfer & Trust Company, which is not affiliated with CAM or PFPC Inc.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  19

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise indicated:

                                                              2003              2002(1)(2)
============================================================================================
Net Asset Value, Beginning of Year                          $   13.95          $   14.30
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                                       1.04               0.38
  Net realized and unrealized gain (loss)                        4.96              (0.18)
  Dividends Paid to Taxable Auction
    Rate Preferred Stockholders
    from net investment income                                  (0.08)             (0.03)
--------------------------------------------------------------------------------------------
Total Income From Operations                                     5.92               0.17
--------------------------------------------------------------------------------------------
Underwriting Commissions and Expenses for the Issuance
  of Taxable Auction Rate Preferred Stock                        0.00*             (0.09)
--------------------------------------------------------------------------------------------
Distributions Paid To Common Stock Shareholders From:
  Net investment income                                         (0.80)             (0.31)
  Net realized gains                                            (0.62)             (0.07)
  Capital                                                       (0.24)             (0.05)
--------------------------------------------------------------------------------------------
Total Distributions                                             (1.66)             (0.43)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                $   18.21          $   13.95
--------------------------------------------------------------------------------------------
Total Return, Based on Market Price(4)                          39.42%             (3.59)%++
--------------------------------------------------------------------------------------------
Total Return, Based on Net Asset Value(4)                       45.12%              0.69%++
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                              $ 201,523          $ 150,388
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets(5):
  Expenses(3)                                                    1.11%              1.11%+
  Net investment income                                          6.60               6.66+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                            27%                13%
--------------------------------------------------------------------------------------------
Market Price, End of Year                                   $   17.57          $   14.01
============================================================================================

(1) For the period July 31, 2002 (commencement of operations) to December 31, 2002.
(2) Certain amounts have been reclassified among net investment income and net realized and unrealized gain (loss) in order to conform to current year presentation. Without the effect of these reclassifications, the net investment income and net realized and unrealized gain (loss) would have been $0.51 and $(0.31), respectively. In addition, the ratio of net investment income to average net assets would have been 8.91%. These reclassifications had no impact on the net asset value of the Fund or the amount and character of distributions.
(3) The Manager has agreed to waive a portion of its management fees for the year ended December 31, 2003 and for the period ended December 31, 2002. In addition, the manager has reimbursed the Fund for $20,000 in expenses for the period ended December 31, 2002. If such fees were not waived and/or expenses reimbursed, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                            Expense Ratios Without
             Per Share Decreases to           Fees Waivers and/or
              Net Investment Income              Reimbursement
             ----------------------         ----------------------
                  2003     2002                 2003      2002
                  ----     ----                 ----      ----
                  $0.07    $0.03                1.55%    1.55%+

(4) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
*     Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
20                                                            2003 Annual Report

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

The table below sets out information with respect to Taxable Auction Rate Preferred Stock:

                                                                          2003
================================================================================
Taxable Auction Rate Preferred Stock(1):
  Total Amount Outstanding (000s)                                       $ 65,000
  Asset Coverage Per Share                                               102,509
  Involuntary Liquidating Preference Per Share(2)                         25,000
  Average Market Value Per Share(2)                                       25,000
================================================================================

(1) On September 30, 2002, the Fund issued 2,600 shares of Taxable Auction Rate Preferred Stock at $25,000 a share.
(2)   Excludes accrued interest or accumulated undeclared dividends.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  21

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Real Estate Income Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Real Estate Income Fund Inc. ("Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended December 31, 2003 and for the period from July 31, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year ended December 31, 2003 and for the period from July 31, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                                            /s/ KPGM LLP

New York, New York
February 13, 2004


--------------------------------------------------------------------------------
22                                                            2003 Annual Report

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                                      Dividend
                       NYSE           Net Asset       Dividends     Reinvestment
Record Date        Closing Price        Value           Paid            Price
================================================================================
Fiscal Year 2002
  September 24        $13.89           $14.11          $0.1063         $13.83
  October 22           12.57            13.00           0.1063          12.67
  November 25          13.64            13.75           0.1063          13.48
  December 23          13.94            13.82           0.1063          13.54

Fiscal Year 2003
  January 28           13.40            13.34           0.1063          13.07
  February 25          14.13            13.59           0.1063          13.42
  March 25             14.21            14.00           0.1063          13.72
  April 22             14.65            14.75           0.1063          14.46
  May 27               14.88            15.42           0.1063          15.03
  June 24              14.87            15.33           0.1090          15.02
  July 22              15.02            16.21           0.1090          15.55
  August 26            15.06            16.19           0.1090          15.62
  September 23         15.60            16.86           0.1090          15.72
  October 28           16.56            17.15           0.1090          16.81
  November 24          16.25            17.65           0.1090          17.02
  December 22          16.92            18.02           0.4771          17.52
================================================================================

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 2003:

      o     Total long-term capital gain distributions paid of $4,103,886.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  23

--------------------------------------------------------------------------------
Additional Information (unaudited)
--------------------------------------------------------------------------------

Information about Directors and Officers

The business and affairs of Real Estate Income Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                                            Number of
                                                Term of                                    Portfolios                Other
                                                Office*              Principal               in Fund                 Board
                              Position(s)     and Length           Occupation(s)             Complex              Memberships
                               Held with        of Time             During Past             Overseen                Held by
Name, Address and Age            Fund           Served              Five Years             by Director              Director
----------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Allan J. Bloostein            Director           Since      President of Allan J.              34             Taubman Centers Inc.
27 West 67th Street                              2002       Bloostein Associates, a
New York, NY 10023                                          consulting firm; former
Age 74                                                      Director of CVS Corp.

Dwight B. Crane               Director           Since      Professor, Harvard                 49                     None
Harvard Business School                          2002       Business School
Soldiers Field Road
Morgan Hall #375
Boston, MA 02163
Age 66

Paolo M. Cucchi               Director           Since      Vice President and Dean             7                     None
Drew University                                  2002       of College of Liberal Arts
108 Brothers College                                        at Drew University
Madison, NJ 07940
Age 62

Robert A. Frankel             Director           Since      Managing Partner of                24                     None
1961 Deergrass Way                               2002       Robert A. Frankel
Carlsbad, CA 92009                                          Management Consultants
Age 76

Paul Hardin                   Director           Since      Chancellor Emeritus and            34                     None
12083 Morehead                                   2002       Professor of Law at the
Chapel Hill, NC 27514                                       University of North
Age 72                                                      Carolina at Chapel Hill

William R. Hutchinson         Director           Since      President of WR Hutchinson         42             Associated Bank and
Suite 1012                                       2002       & Associates, Inc.;                               Associated Banc-Corp
535 N. Michigan                                             formerly Group Vice
Chicago, IL 60611                                           President, Mergers &
Age 61                                                      Acquisitions BP Amoco

George M. Pavia               Director           Since      Senior Partner of Pavia             7                     None
600 Madison Avenue                               2002       & Harcourt Attorneys
New York, NY 10022
Age 75


--------------------------------------------------------------------------------
24                                                            2003 Annual Report

--------------------------------------------------------------------------------
Additional Information (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                            Number of
                                                Term of                                    Portfolios                Other
                                                Office*              Principal               in Fund                 Board
                              Position(s)     and Length           Occupation(s)             Complex              Memberships
                               Held with        of Time             During Past             Overseen                Held by
Name, Address and Age            Fund           Served              Five Years             by Director              Director
----------------------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken, CFA**          Chairman,          Since      Managing Director of              221                     None
Citigroup Asset               President and      2002       Citigroup Global
Management ("CAM")            Chief                         Markets Inc. ("CGM");
399 Park Avenue               Executive                     Chairman, President and
4th Floor                     Officer                       Chief Executive Officer
New York, NY 10022                                          of Smith Barney Fund
Age 52                                                      Management LLC ("SBFM"),
                                                            Travelers Investment
                                                            Adviser, Inc. ("TIA") and
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and
                                                            Chief Executive Officer of
                                                            certain mutual funds
                                                            associated with Citigroup
                                                            Inc. ("Citigroup");
                                                            Formerly, Portfolio
                                                            Manager of Smith Barney
                                                            Allocation Series Inc.
                                                            (from 1996 to 2001) and
                                                            Smith Barney Growth and
                                                            Income Fund (from 1996 to
                                                            2000)

Officers:

Andrew B. Shoup               Senior Vice        Since      Director of CAM; Senior           N/A                     N/A
CAM                           President and      2003       Vice President and Chief
125 Broad Street              Chief                         Administrative Officer of
10th Floor                    Administrative                mutual funds associated
New York, NY 10004            Officer                       with Citigroup; Treasurer
Age 47                                                      of certain mutual funds
                                                            associated with Citigroup;
                                                            Head of International
                                                            Funds Administration of
                                                            CAM (from 2001 to 2003);
                                                            Director of Global Funds
                                                            Administration of CAM
                                                            (from 2000 to 2001); Head
                                                            of U.S. Citibank Funds
                                                            Administration of CAM
                                                            (from 1998 to 2000)


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  25

--------------------------------------------------------------------------------
Additional Information (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                            Number of
                                                Term of                                    Portfolios                Other
                                                Office*              Principal               in Fund                 Board
                              Position(s)     and Length           Occupation(s)             Complex              Memberships
                               Held with        of Time             During Past             Overseen                Held by
Name, Address and Age            Fund           Served              Five Years             by Director              Director
----------------------------------------------------------------------------------------------------------------------------------
Richard L. Peteka             Chief              Since      Director of CGM; Chief            N/A                     N/A
CAM                           Financial          2002       Financial Officer and
125 Broad Street              Officer                       Treasurer of certain
11th Floor                    and                           mutual funds affiliated
New York, NY 10004            Treasurer                     with Citigroup; Director
Age 42                                                      and Head of Internal
                                                            Control for CAM U.S.
                                                            Mutual Fund Administration
                                                            (from 1999 to 2002); Vice
                                                            President, Head of Mutual
                                                            Fund Administration and
                                                            Treasurer at Oppenheimer
                                                            Capital (from 1996 to
                                                            1999)

Kevin Kennedy                 Vice               Since      Managing Director of CAM          N/A                     N/A
CAM                           President          2002
399 Park Avenue               and
4th Floor                     Investment
New York, NY 10022            Officer
Age 48

Mathew A. Troxell, CFA        Investment         Since      Principal and Portfolio           N/A                     N/A
AEW Capital                   Officer            2002       Manager, AEW (since 2000);
Management, L.P. ("AEW")                                    Director and Portfolio
World Trade Center East                                     Manager, AEW prior to 2000
Two Seaport Lane
Boston, MA 02210
Age 45

Kaprel Ozsolak                Controller         Since      Vice President of CGM;            N/A                     N/A
CAM                                              2002       Controller of certain
125 Broad Street                                            mutual funds associated
11th Floor                                                  with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel             Secretary          Since      Managing Director and             N/A                     N/A
CAM                           and Chief          2003       General Counsel of Global
300 First Stamford Place      Legal                         Mutual Funds for CAM
4th Floor                     Officer                       and its predecessor
Stamford, CT 06902                                          (since 1994); Secretary of
Age 48                                                      CFM; Secretary and Chief
                                                            Legal Officer of mutual
                                                            funds associated with
                                                            Citigroup

----------
*     Directors are elected for a term of three years.
** Mr. Gerken is a director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


--------------------------------------------------------------------------------
26                                                            2003 Annual Report

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company ("AST"), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend-paying agent.

If the Fund declares a dividend or capital gains distribution payable either in Common Shares or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in Common Shares. When the market price of the Common Shares is equal to or exceeds 98% of the net asset value per share of the Common Shares on the Determination Date (as defined below), Plan participants will be issued Common Shares valued at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Determination Date or (b) 95% of the market price per share of the common stock on the Determination Date. The Determination Date is the dividend or capital gains distribution record date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the immediately preceding trading day.

If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share. You may withdraw from the Plan by notifying the Plan Agent in writing atP.O. Box 922 Wall Street Station, New York, New York 10269-0560, by logging


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  27

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

onto your account and following the directions at www.Investpower.com or by calling the Plan Agent at 1-877-366-6441. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent's investment of the most recently declared dividend or distribution on the Common Shares.

AST will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Shares in the account of each Plan participant will be held by AST on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. AST's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to Common Shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Shares or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by AST, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. The Plan Agent is authorized to deduct brokerage commissions actually incurred for this transaction from the proceeds. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038, by logging onto your account and following the directions at www.Investpower.com or by telephone at 1-877-366-6441.

                              --------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


--------------------------------------------------------------------------------
28                                                            2003 Annual Report

--------------------------------------------------------------------------------

  REAL ESTATE
----------------
Income Fund Inc.

DIRECTORS

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kevin Kennedy
Vice President and
Investment Officer

Matthew A. Troxell, CFA
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Citi Fund Management Inc.
100 First Stamford Place
Stamford, Connecticut 06902

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

This report is intended only for the shareholders of the Real Estate Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

REAL ESTATE INCOME
FUND INC.

125 Broad Street
10th Floor, MF-2
New York, New York 10004

FD02709 2/04
04-6114

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees for Real Estate Income Fund Inc. of $40,000 and $40,000 for the years ended 12/31/03 and 12/31/02.

      (b) Audit-Related Fees for Real Estate Income Fund Inc. of $24,000 and $23,500 for the years ended 12/31/03 and 12/31/02. These amounts represent procedures performed and prepared for agreed upon procedures letter in accordance with the terms of the Supplementary Articles.

      (c) Tax Fees for Real Estate Income Fund Inc. of $3,500 and $0 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Real Estate Income Fund Inc.

      (d) There were no all other fees for Real Estate Income Fund Inc. for the years ended 12/31/03 and 12/31/02.

      (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

            The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

            The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
            (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

            Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

            (2)

      (f)   N/A

      (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

      (h) Yes. The Real Estate Income Fund Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Real Estate Income Fund Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Real Estate Income Fund Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Real Estate Income Fund Inc.

Date: March 11, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Real Estate Income Fund Inc.

Date: March 11, 2004


By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Real Estate Income Fund Inc.

Date: March 11, 2004